Investments In Unconsolidated Affiliates - Investments In Unconsolidated Affiliates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investments in and Advances to Affiliates [Line Items]
Investments in unconsolidated affiliates	$ 627	$ 304
Discovery Producer Services LLC [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest percentage	40.00%
Investments in unconsolidated affiliates	348	223
Front Range Pipeline LLC [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest percentage	33.33%
Investments in unconsolidated affiliates	134	0
Texas Express Pipeline [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest percentage	10.00%
Investments in unconsolidated affiliates	96	41
Mont Belvieu Enterprise Fractionator [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest percentage	12.50%
Investments in unconsolidated affiliates	26	19
Mont Belvieu 1 Fractionator [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest percentage	20.00%
Investments in unconsolidated affiliates	16	14
CrossPoint Pipeline, LLC [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest percentage	50.00%
Investments in unconsolidated affiliates	6	6
Other [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest percentage description	Various
Investments in unconsolidated affiliates	$ 1	$ 1